Actual Plan Asset Allocation (Detail) - UNITED KINGDOM - Foreign Postretirement Benefit Plan	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	25.00%	26.00%
Gilts
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	75.00%	74.00%